Form N-1A Supplement	Nov. 12, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to the Prospectus,

and Statement of Additional Information (“SAI”),

each dated October 10, 2025

Effective immediately, the Funds’ listing exchange has been changed to Cboe BZX Exchange, Inc. Accordingly, all references to the Funds’ listing exchange in the Prospectus and SAI are hereby amended and restated to reflect Cboe BZX Exchange, Inc.

In addition, effectively immediately, the ticker symbol for the YieldMax® AMZN Performance & Distribution Target 25™ ETF has been changed to AMZT. Accordingly, all references to the YieldMax® AMZN Performance & Distribution Target 25™ ETF’s ticker symbol in the Prospectus and SAI are hereby amended and restated to reflect AMZT.

Please retain this Supplement for future reference.